SUBSEQUENT EVENTS (Details Textual)	1 Months Ended
	Feb. 20, 2014 CAD	Jan. 29, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Subsequent Event [Member] USD ($)	Dec. 31, 2013 Final Investment Decision [Member] USD ($)	Dec. 31, 2013 First Saleable Concentrate [Member] USD ($)
Subsequent Event [Line Items]
Mineral Rights			$ 800,000	$ 18,248,198
Stock Issued During Period Under Private Placement	2,000,000	7,500,000
Shares Issued, Price Per Share	0.075	0.0525
Proceeds from Issuance of Private Placement	150,000	393,750
Warrant Entitling to Purchase Common Stock Price Per Share	0.10	0.07
Warrant Entitling to Purchase Common Share Period	2 years	2 years
Deferred Consideration Payable					$ 1,000,000	$ 1,000,000	$ 1,000,000
Deferred Consideration Payable Percentage			50.00%